Equity Capital Structure, 2020 July Equity Offering (Details) - USD ($)		12 Months Ended
	Oct. 06, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 07, 2023
Equity Capital Structure [Abstract]
Repurchase of warrants		$ 0	$ 1,058,481	$ 941,626
Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Warrant exercise price (in dollars per share)					$ 25.3
Repurchase of warrants (in shares)	67,864
Repurchase of warrants (in dollars per share)	$ 0.105
Repurchase of warrants	$ 7,126
Warrants outstanding (in shares)				0